Stockholders' Equity Disclosure (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Common stock shares authorized	6,000,000,000		6,000,000,000	6,000,000,000
Common stock par value per share	$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock shares authorized	51		51	51
Preferred stock par value per share	$ 0.00001		$ 0.00001	$ 0.00001
Common stock issued and outstanding	22,449,945		19,289,141	539,141
Reverse stock split of common stock	1-for-10,000 reverse stock split		1-for-10,000 reverse stock split
Preferred stock issued and outstanding	51		51	51
Issuance of stock for deferred compensation, shares issued			17,000,000
Issuance of stock for deferred compensation, value			$ 2,890,000
Shares of common stock issued for debt conversion			1,750,000
Issuance of stock for debt conversion, value	$ 23,100	$ 16,640	$ 15,318	$ 56,923
Illiad Capital - Feb 8, 2018
Shares of common stock issued for debt conversion				23,000
Issuance of stock for debt conversion, value				$ 15,640
KBM Financial - May 9, 2018
Shares of common stock issued for debt conversion				55,556
Issuance of stock for debt conversion, value				$ 5,000
KBM Financial - Oct 4, 2018
Shares of common stock issued for debt conversion				24,200
Issuance of stock for debt conversion, value				$ 14,520
KBM Financial - Oct 8, 2018
Shares of common stock issued for debt conversion				5,514
Issuance of stock for debt conversion, value				$ 4,963
111 Recovery Group - Oct 8, 2018
Shares of common stock issued for debt conversion				18,667
Issuance of stock for debt conversion, value				$ 16,800